Senior Secured Bond - Schedule of Breakdown of Senior Secured Bond and Total Deferred Financing Costs (Detail) - Senior Secured Bonds [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total Bond	$ 60,713	$ 68,154
Less deferred financing costs	(339)	(466)
Total	$ 60,374	$ 67,688